Investment Objectives and Goals	May 13, 2026
Humilis US SMID Focused ETF
Prospectus [Line Items]
Risk/Return [Heading]	Humilis US SMID Focused ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Humilis US SMID Focused ETF (the “Fund”) seeks to achieve long-term capital appreciation.
Humilis US Large Cap Fundamental Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Humilis US Large Cap Fundamental Value ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Humilis US Large Cap Fundamental Value ETF (the “Fund”) seeks to achieve long-term capital appreciation.
Humilis US Focused Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Humilis US Focused Opportunities ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Humilis US Focused Opportunities ETF (the “Fund”) seeks to achieve long-term capital appreciation.
Humilis US Dividend Growth Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Humilis US Dividend Growth Opportunities ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Humilis US Dividend Growth Opportunities ETF (the “Fund”) seeks to achieve long-term capital appreciation and income.